Loans and financing (Tables)	12 Months Ended
Dec. 31, 2023
Loans and financing.
Schedule of loans and financing breakdown

			December 31,	December 31,
Type	Interest rate	Maturity	2023	2022
Debentures	CDI+2.45% until CDI+3.2% p.a	Nov/23 to May/28	2,181,819	1,620,246

Current			151,120	131,158
Non-current			2,030,699	1,489,088

Schedule of loans and financing variation

	Loans and financing
	2023	2022
As of January 1,	1,620,246	-
New issuances (i)	675,828	1,905,851
Accrued interest	264,313	165,881
Payment of principal	(100,869)	(296,262)
Payment of interests	(277,699)	(155,254)
As of December 31,	2,181,819	1,620,246

(i)	The first and second series were issued during the year 2022 and the third and fourth series were issued during 2023. The difference between the face value of the debentures issued and the value presented in the movement are the transaction costs recognized in the amount of R$ 14,172 in 2023 and R$ 44,149 in 2022.